Deposits, Summary of Deposits (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Deposits [Abstract]
NOW account and other demand deposits		$ 9,768	$ 10,307
Non-interest bearing demand deposits		27,090	22,877
Money market deposits		23,589	29,948
Passbook		47,042	45,718
Certificates of deposit		190,235	172,564
Total	$ 325,336	297,724	281,414
Brokered deposits		0	9,900
Reciprocal Deposits from CDARS [Member]
Summary of Deposits [Abstract]
Aggregate amount of certificates of deposits in excess of insured limits		39,300	33,700
One-Way Deposits from CDARS [Member]
Summary of Deposits [Abstract]
Aggregate amount of certificates of deposits in excess of insured limits		$ 40,700	$ 32,600